The major classes of assets and related liabilities classified as held for sale are shown in the following table: (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
DisclosureDisposalOfAssetsAnOtherChangesInOrganizationalStructureLineItems [Line Items]
Cash and cash equivalents	$ 7	$ 13
Trade receivables	38	31
Inventories	84	73
Investments	327	210
Property, plant and equipment	5,189	1,975
Others	147	188
Total	5,792	2,490
Trade payables	1	2
Financial debt	35	1
Provision for decommissioning costs	1,756	833
Others	30	31
Total	1,822	$ 867
Gas and power [member]
DisclosureDisposalOfAssetsAnOtherChangesInOrganizationalStructureLineItems [Line Items]
Cash and cash equivalents	7
Trade receivables	38
Inventories	1
Investments	271
Property, plant and equipment	1
Others	145
Total	463
Trade payables	1
Others	30
Total	31
Refining Transportation And Marketing Segment [Member]
DisclosureDisposalOfAssetsAnOtherChangesInOrganizationalStructureLineItems [Line Items]
Inventories	83
Investments	54
Property, plant and equipment	161
Others	2
Total	300
Corporate and other business [member]
DisclosureDisposalOfAssetsAnOtherChangesInOrganizationalStructureLineItems [Line Items]
Investments	2
Property, plant and equipment	2
Total	4
Financial debt	35
Total	35
Exploration And Production Segment [Member]
DisclosureDisposalOfAssetsAnOtherChangesInOrganizationalStructureLineItems [Line Items]
Property, plant and equipment	5,025
Total	5,025
Provision for decommissioning costs	1,756
Total	$ 1,756